Junior Subordinated Debentures (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Trusts	Dec. 31, 2010 Fixed rate Junior Subordinated Debenture [Member]	Dec. 31, 2011 USB Capital XIII [Member]	Dec. 31, 2011 USB Capital XII [Member]	Dec. 31, 2011 USB Capital XI [Member]	Dec. 31, 2011 USB Capital X [Member]	Dec. 31, 2011 USB Capital IX [Member]	Dec. 31, 2011 USB Capital VIII [Member]
Summary of debentures included in long-term debt
Issuance Trust			USB Capital XIII	USB Capital XII	USB Capital XI	USB Capital X	USB Capital IX	USB Capital VIII
Issuance Date			12/1/2009	2/1/2007	8/1/2006	4/1/2006	3/1/2006	12/1/2005
Securities Amount	$ 3,350		$ 500	$ 535	$ 765	$ 500	$ 675	$ 375
Debentures Amount	2,691		501	536	766	501		387
Rate Type			Fixed	Fixed	Fixed	Fixed		Fixed
Rate			6.63%	6.30%	6.60%	6.50%		6.35%
Maturity Date			Dec. 01, 2039	Feb. 01, 2067	Sep. 01, 2066	Apr. 01, 2066		Dec. 01, 2065
Earliest Redemption Date			Dec. 15, 2014	Feb. 15, 2012	Sep. 15, 2011	Apr. 12, 2011		Dec. 29, 2010
Additional Junior Subordinated Debentures (Textual) [Abstract]
Debentures redeemed for the purpose of issuing redeemable Income Trust Securities		575
Percentage of Common Equity Holding in wholly owned and sponsored USB Capital IX							100.00%
Value of Preferred Stock held by the company							676
Junior Subordinated Debentures (Textual) [Abstract]
Percentage of Common Equity Holding in wholly owned and sponsored unconsolidated trusts	100.00%
Number of unconsolidated trusts formed for issuing Company-obligated mandatorily redeemable preferred securities	5
Debentures held by trusts	2,691		501	536	766	501		387
Sale of Debentures	$ 676